Fair Value Measurements (Tables)	6 Months Ended
Jun. 29, 2013
Components of Cash and Cash Equivalents

The components of the Company’s cash and cash equivalents are as follows (in thousands):

	December 31,		June 29, 2013
	2011	2012
			(unaudited)
Cash	$2,900	$7,060	$109,904
Money market funds	10,202	11,615	11,618

Total cash and cash equivalents	$13,102	$18,675	$121,522